Franklin Strategic Mortgage Portfolio
Statement of Investments, December 31, 2019 (unaudited)
		Principal Amount*	Value
	Corporate Bonds 0.2%
	Insurance Brokers 0.0%†
[a]	Ambac Assurance Corp., Subordinated Note, 144A, 5.10%,6/07/20	$237	$351
[a,b]	Ambac LSNI LLC, senior note, first lien, 144A, FRN, 6.945%, (3-month USD LIBOR + 5.00%), 2/12/23 (Cayman Islands)	933	947
	Real Estate Services 0.2%
	American Homes 4 Rent LP, senior bond, 4.25%,2/15/28	100,000	106,494
	Total Corporate Bonds (Cost $100,714)		107,792
	U.S. Government and Agency Securities 0.8%
	U.S. Treasury Bond,
	4.75%, 2/15/37	225,000	309,401
	4.25%, 11/15/40	131,000	173,241
	Total U.S. Government and Agency Securities (Cost $473,347)		482,642
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 25.6%
	Finance 25.6%
[c]	American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 3.894%, (6-month USD LIBOR + 2.00%), 6/25/45	80,972	83,005
[a]	American Homes 4 Rent, 2015-SFR1, A, 144A, 3.467%, 4/17/52	147,275	151,844
[a,d,e]	Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	163
[f,g]	Bank, 2018-BN13, XA, IO, FRN, 0.514%, 8/15/61	2,472,004	81,283
[a,c]	Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.392%, (1-month USD LIBOR + 1.60%), 4/25/28	130,616	130,843
[a]	BRAVO Residential Funding Trust,
	2019-1, A1C, 144A, 3.50%, 3/25/58	127,195	129,011
	[f] 2019-2, A3, 144A, FRN, 3.50%, 10/25/44	143,571	146,138
[a,f]	BX Commercial Mortgage Trust,
	2018-IND, A, 144A, FRN, 2.49%, 11/15/35	79,883	79,908
	2019-XL, A, 144A, FRN, 2.66%, 10/15/36	170,000	170,343
[a,f]	CIM Trust,
	2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	135,626	138,680
	2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	160,883	163,688
	2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	248,559	254,723
[a,f]	Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	13,982	13,808
[f]	Commercial Mortgage Trust,
	2006-GG7, AJ, FRN, 5.619%, 7/10/38	90,000	83,382
	2006-GG7, AM, FRN, 5.619%, 7/10/38	30,955	31,166
[f]	Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	255,318	275,766
[f]	Conseco Financial Corp., 1998-6, A8, FRN, 6.66%, 6/01/30	65,737	67,819
	CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	430,000	451,549
[a,f]	CSMC, 2009-15R, 3A1, 144A, FRN, 5.148%, 3/26/36	7,625	7,642
[a,f]	CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	100,158	100,841
[c]	CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.542%, (1-month USD LIBOR + 0.75%), 3/25/34	48,658	48,982
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
		Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Finance (continued)
	FHLMC Structured Agency Credit Risk Debt Notes,
	[c] 2013-DN2, M2, FRN, 6.042%, (1-month USD LIBOR + 4.25%), 11/25/23	$196,683	$212,117
	[c] 2014-DN3, M3, FRN, 5.792%, (1-month USD LIBOR + 4.00%), 8/25/24	162,276	173,029
	[c] 2014-DN4, M3, FRN, 6.342%, (1-month USD LIBOR + 4.55%), 10/25/24	149,166	160,090
	[c] 2014-HQ1, M3, FRN, 5.892%, (1-month USD LIBOR + 4.10%), 8/25/24	196,786	208,508
	[c] 2014-HQ3, M3, FRN, 6.542%, (1-month USD LIBOR + 4.75%), 10/25/24	155,895	165,206
	[c] 2015-DN1, M3, FRN, 5.942%, (1-month USD LIBOR + 4.15%), 1/25/25	137,428	143,540
	[c] 2015-HQ1, M3, FRN, 5.592%, (1-month USD LIBOR + 3.80%), 3/25/25	337,615	346,464
	[c] 2015-HQ2, M3, FRN, 5.042%, (1-month USD LIBOR + 3.25%), 5/25/25	250,000	263,364
	[c] 2016-DNA2, M3, FRN, 6.442%, (1-month USD LIBOR + 4.65%), 10/25/28	233,268	251,422
	[c] 2016-HQA2, M2, FRN, 4.042%, (1-month USD LIBOR + 2.25%), 11/25/28	65,304	65,562
	[c] 2016-HQA2, M3, FRN, 6.942%, (1-month USD LIBOR + 5.15%), 11/25/28	250,000	273,627
	[f] 2017-DNA1, M2, FRN, 5.042%, 7/25/29	250,000	262,993
	[c] 2017-DNA3, M2, FRN, 4.292%, (1-month USD LIBOR + 2.50%), 3/25/30	250,000	256,107
	[f] 2017-HQA1, M2, FRN, 5.342%, 8/25/29	250,000	262,792
	[f] 2017-HQA3, M2, FRN, 4.142%, 4/25/30	236,797	241,057
[a,f]	Flagstar Mortgage Trust, 2018-6RR, 1A3, 144A, FRN, 4.00%, 10/25/48	123,560	124,577
[c]	FNMA, 2007-1, NF, FRN, 2.042%, (1-month USD LIBOR + 0.25%), 2/25/37	73,401	72,946
	FNMA Connecticut Avenue Securities,
	[c] 2013-C01, M2, FRN, 7.042%, (1-month USD LIBOR + 5.25%), 10/25/23	170,138	187,910
	[c] 2014-C01, M2, FRN, 6.192%, (1-month USD LIBOR + 4.40%), 1/25/24	237,603	258,396
	[c] 2014-C02, 1M2, FRN, 4.392%, (1-month USD LIBOR + 2.60%), 5/25/24	138,051	143,859
	[c] 2014-C02, 2M2, FRN, 4.392%, (1-month USD LIBOR + 2.60%), 5/25/24	272,692	282,799
	[c] 2014-C03, 1M2, FRN, 4.792%, (1-month USD LIBOR + 3.00%), 7/25/24	189,376	199,349
	[c] 2014-C03, 2M2, FRN, 4.692%, (1-month USD LIBOR + 2.90%), 7/25/24	139,837	145,835
	[c] 2014-C04, 1M1, FRN, 6.692%, (1-month USD LIBOR + 4.90%), 11/25/24	217,569	239,131
	[c] 2015-C01, 1M2, FRN, 6.092%, (1-month USD LIBOR + 4.30%), 2/25/25	147,715	157,386
	[c] 2015-C01, 2M2, FRN, 6.342%, (1-month USD LIBOR + 4.55%), 2/25/25	116,679	121,322
	[c] 2016-C03, 1M1, FRN, 3.792%, (1-month USD LIBOR + 2.00%), 10/25/28	35,642	35,692
	[f] 2016-C04, 1M2, FRN, 6.042%, 1/25/29	115,571	122,980
	[f] 2016-C05, 2M2, FRN, 6.242%, 1/25/29	166,668	176,217
	[c] 2016-C06, 1M1, FRN, 3.092%, (1-month USD LIBOR + 1.30%), 4/25/29	61,404	61,495
	[c] 2017-C01, 1B1, FRN, 7.542%, (1-month USD LIBOR + 5.75%), 7/25/29	280,000	331,743
	[c] 2017-C01, 1M1, FRN, 3.092%, (1-month USD LIBOR + 1.30%), 7/25/29	89,158	89,248
	[f] 2017-C02, 2M1, FRN, 2.942%, 9/25/29	100,046	100,133
	[f] 2017-C02, 2M2, FRN, 5.442%, 9/25/29	250,000	263,568
	[f] 2017-C05, 1M2, FRN, 3.992%, 1/25/30	250,000	254,503
	[f] 2017-C06, 1M2, FRN, 4.442%, 2/25/30	250,000	256,769
	[f] 2017-C07, 1M1, FRN, 2.442%, 5/25/30	137,929	137,936
[a,f]	FREMF Mortgage Trust,
	2011-K11, B, 144A, FRN, 4.418%, 12/25/48	170,000	172,657
	2018-K72, B, 144A, FRN, 3.992%, 12/25/50	210,000	222,307
[f]	GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	62,789	54,940
[f]	Green Tree Financial Corp., 1998-4, A7, FRN, 6.87%, 4/01/30	34,872	36,321
[f,g]	GS Mortgage Securities Trust, 2017-GS5, XA, IO, FRN, 0.815%, 3/10/50	3,223,475	162,068
[c]	GSAA Home Equity Trust, 2005-6, A3, FRN, 2.162%, (1-month USD LIBOR + 0.37%), 6/25/35	11,200	11,234
[c]	GSAMP Trust, 2005-HE3, M2, FRN, 2.797%, (1-month USD LIBOR + 1.005%), 6/25/35	3,098	3,108
[a,f]	Invitation Homes Trust, 2018-SFR4, A, 144A, FRN, 2.837%, 1/17/38	185,581	186,951
  |  2

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
		Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Finance (continued)
[a,f]	JP Morgan Mortgage Trust, 2013-3, A3, 144A, FRN, 3.395%, 7/25/43	$189,800	$192,939
[f]	JPMBB Commercial Mortgage Securities Trust, 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	262,271
[c]	Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 2.532%, (1-month USD LIBOR + 0.74%), 3/25/28	89,445	89,223
[a,f]	Mill City Mortgage Loan Trust,
	2016-1, A, 144A, FRN, 2.50%, 4/25/57	71,956	71,993
	2018-1, A1, 144A, FRN, 3.25%, 5/25/62	124,828	127,157
	2018-2, A1, 144A, FRN, 3.50%, 5/25/58	180,861	185,015
	2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	190,000	194,804
[a]	OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	250,000	249,792
[a,c]	OBX Trust, 2018-1, A2, 144A, FRN, 2.442%, (1-month USD LIBOR + 0.65%), 6/25/57	91,026	90,764
[a]	One Market Plaza Trust, 2017-1MKT, B, 144A, 3.845%, 2/10/32	350,000	358,601
[a]	Progress Residential Trust, 2018-SFR2, A, 144A, 3.712%, 8/17/35	100,000	101,476
[a,f]	Provident Funding Mortgage Trust 2019-1, 2019-1, A3, 144A, FRN, 3.00%, 12/25/49	140,000	141,842
[a,c]	Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.192%, (1-month USD LIBOR + 1.40%), 3/25/28	67,214	67,226
[f]	Residential Asset Securities Corp., 2004-KS8, AI6, FRN, 4.79%, 9/25/34	762	768
[a,f]	Sequoia Mortgage Trust, 2016-2, A4, 144A, FRN, 3.50%, 8/25/46	294,785	301,550
[a]	Towd Point Mortgage Trust,
	[f] 2015-1, 144A, FRN, 2.75%, 11/25/60	194,726	195,359
	[f] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	73,198	73,477
	[f] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	146,501	146,488
	[f] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	159,664	159,086
	[f] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	299,451	300,145
	[f] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	243,558	245,766
	[f] 2017-1, A2, 144A, FRN, 3.50%, 10/25/56	165,000	170,340
	[f] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	62,685	63,165
	[f] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	262,488	264,586
	[c] 2017-5, A1, 144A, FRN, 2.392%, (1-month USD LIBOR + 0.60%), 2/25/57	69,389	69,391
	[f] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	70,153	71,047
	[f] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	151,610	154,668
	[f] 2018-5, A1A, 144A, FRN, 3.25%, 7/25/58	80,151	81,921
	[f] 2018-6, A1A, 144A, FRN, 3.75%, 3/25/58	131,125	135,512
	[f] 2019-1, A1, 144A, FRN, 3.75%, 3/25/58	257,952	267,981
[c]	WaMu Mortgage Pass-Through Certificates,
	2005-AR19, A1A1, FRN, 2.062%, (1-month USD LIBOR + 0.27%), 12/25/45	148,534	148,006
	2005-AR8, 1A1A, FRN, 2.372%, (1-month USD LIBOR + 0.58%), 7/25/45	82,851	82,185
[a,f]	Wells Fargo Mortgage Backed Securities, 2018-1, A3, 144A, FRN, 3.50%, 7/25/47	100,721	102,261
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $15,657,126)		15,676,647
	Mortgage-Backed Securities 70.9%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.5%
	FHLMC 30 Year, 2.50%, 4/01/49	892,384	882,304
	FHLMC 30 Year, 2.50%, 5/01/49	206,621	204,226
	FHLMC 30 Year, 3.00%, 12/01/49	1,554,975	1,577,364
	FHLMC 30 Year, 3.50%, 10/01/47	1,288,239	1,340,124
	FHLMC 30 Year, 4.50%, 8/01/48	664,184	709,222
	FHLMC Gold 30 Year, 4.50%, 4/01/40	435,119	473,004
  |  3

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
		Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
	FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	$279,024	$306,114
	FHLMC Gold 30 Year, 5.50%, 9/01/33	33,926	38,190
	FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	81,975	92,303
	FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32	45,250	50,291
	FHLMC Gold 30 Year, 7.50%, 1/01/26 - 3/01/32	59,316	62,026
	FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	86,190	89,964
	FHLMC Gold 30 Year, 9.00%, 9/01/30	13,589	13,751
	FHLMC Gold 30 Year, 9.50%, 3/01/21 - 12/01/22	370	373
			5,839,256
[h]	Federal National Mortgage Association (FNMA) Adjustable Rate 1.4%
	FNMA, 3.209% - 4.625%, (6-month USD LIBOR +/- MBS Margin), 10/01/20 - 4/01/37	589,331	603,102
	FNMA, 4.625% - 5.25%, (6-month USD LIBOR +/- MBS Margin), 1/01/22 - 7/01/38	226,542	230,390
			833,492
	Federal National Mortgage Association (FNMA) Fixed Rate 38.0%
	FNMA 15 Year, 2.50%, 12/01/34	1,589,486	1,603,465
	FNMA 30 Year, 2.50%, 8/01/49	292,441	288,978
	FNMA 30 Year, 3.00%, 9/01/48	3,217,449	3,293,899
	FNMA 30 Year, 3.00%, 11/01/48	3,989,605	4,078,860
	FNMA 30 Year, 3.00%, 10/01/49	3,318,670	3,366,086
	FNMA 30 Year, 3.00%, 11/01/49	1,300,965	1,319,339
	FNMA 30 Year, 3.00%, 12/01/49	1,555,748	1,577,720
	FNMA 30 Year, 3.50%, 8/01/49	1,072,245	1,117,122
	FNMA 30 Year, 3.50%, 7/01/56	954,242	1,003,834
	FNMA 30 Year, 4.50%, 11/01/47	1,445,181	1,554,424
	FNMA 30 Year, 4.50%, 5/01/48	1,304,603	1,399,819
	FNMA 30 Year, 5.00%, 4/01/34	83,360	89,948
	FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	510,673	558,345
	FNMA 30 Year, 5.50%, 11/01/34 - 11/01/35	384,905	431,758
	FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	279,093	318,874
	FNMA 30 Year, 6.00%, 10/01/34 - 7/01/35	499,585	561,126
	FNMA 30 Year, 6.00%, 8/01/35	64,547	71,328
	FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	439,762	489,401
	FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	17,572	20,172
	FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	21,944	24,973
	FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	105,698	110,279
	FNMA 30 Year, 9.00%, 8/01/24 - 4/01/25	915	988
	FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	27,809	28,562
	FNMA 30 Year, 10.00%, 4/01/21	1,567	1,576
			23,310,876
	Government National Mortgage Association (GNMA) Fixed Rate 22.0%
	GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	73,137	80,733
	GNMA I SF 30 Year, 7.00%, 6/15/23 - 2/15/32	20,087	20,906
	GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	23,753	24,853
	GNMA I SF 30 Year, 8.00%, 1/15/22 - 9/15/27	19,766	20,969
	GNMA I SF 30 Year, 8.25%, 3/15/21 - 5/15/21	4,690	4,700
	GNMA I SF 30 Year, 8.50%, 10/15/21 - 7/15/24	12,170	12,204
  |  4

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
		Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Government National Mortgage Association (GNMA) Fixed Rate (continued)
	GNMA II SF 30 Year, 3.50%, 10/20/49	$2,389,654	$2,471,259
	GNMA II SF 30 Year, 3.50%, 11/20/49	4,440,616	4,601,241
	GNMA II SF 30 Year, 3.50%, 12/20/49	5,850,000	6,061,606
	GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	120,103	136,134
	GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	70,748	80,906
	GNMA II SF 30 Year, 8.00%, 8/20/26	64	72
	GNMA II SF 30 Year, 9.00%, 4/20/20 - 3/20/25	417	425
	GNMA II SF 30 Year, 10.50%, 6/20/20	1	1
			13,516,009
	Total Mortgage-Backed Securities (Cost $42,881,115)		43,499,633
	Total Investments before Short Term Investments (Cost $59,112,302)		59,766,714
		Shares
	Short Term Investments (Cost $1,532,278) 2.5%
	Money Market Funds 2.5%
[i,j]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	1,532,278	1,532,278
	Total Investments (Cost $60,644,580) 100.0%		61,298,992
	Other Assets, less Liabilities 0.0%†		4,746
	Net Assets 100.0%		$61,303,738

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities was $6,779,774 , representing 11.1% of net assets.
[b]The coupon rate shown represents the rate at period end.
[c]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[d]Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
[e]Defaulted security or security for which income has been deemed uncollectible.
[f]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[g]Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
[h]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[i]See Note 5 regarding investments in affiliated management investment companies.
[j]The rate shown is the annualized seven-day effective yield at period end.
  |  5

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
At December 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Short	1	$181,656	3/20/20	$6,530
U.S. Treasury 2 Yr. Note	Long	19	4,094,500	3/31/20	(320)
U.S. Treasury 30 Yr. Bond	Long	2	311,813	3/20/20	(7,128)
U.S. Treasury 5 Yr. Note	Long	12	1,423,312	3/31/20	(4,515)
Ultra 10 Yr. U.S. Treasury Note	Long	10	1,407,031	3/20/20	(17,201)
Total Futures Contracts					$(22,634)

*As of period end.
See Abbreviations on page 9.
  |  6

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
  |  7

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
4.  MORTGAGE DOLLAR ROLLS
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$3,132,672	$5,213,688	$(6,814,082)	$ —	$ —	$1,532,278	1,532,278	$8,274
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)
A summary of inputs used as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$107,792	$—	$107,792
U.S. Government and Agency Securities	—	482,642	—	482,642
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	15,676,484	163	15,676,647
Mortgage-Backed Securities	—	43,499,633	—	43,499,633
Short Term Investments	1,532,278	—	—	1,532,278
Total Investments in Securities	$1,532,278	$59,766,551	$163	$61,298,992
Other Financial Instruments:
Futures Contracts	$6,530	$—	$—	$6,530
Liabilities:
Other Financial Instruments:
Futures Contracts	$29,164	$—	$—	$29,164

[a]For detailed categories, see the accompanying Statement of Investments.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
CME	Chicago Mercantile Exchange
Currency
USD	United States Dollar
Selected Portfolio
FRN	Floating Rate Note
IO	Interest Only
LIBOR	London InterBank Offered Rate
SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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